Tax - Summary of Unrecognised Deferred Tax Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	$ 181	$ 171
Gross carrying amount	994	1,013
Revenue losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	413	448
Unrecognised deferred tax	65	67
Capital losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	541	516
Unrecognised deferred tax	95	90
Total losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount	954	964
Unrecognised deferred tax	160	157
Other [member]
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	1	7
Gross carrying amount	2	24
Foreign tax credit [Member]
Unrecognised deferred tax position [line items]
Gross carrying amount	13
Unrecognised tax credits deferred tax	13
Leases [Member]
Unrecognised deferred tax position [line items]
Gross carrying amount	25	25
Unrecognised deferred tax	$ 7	$ 7